Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trailmark Series Trust
Entity Central Index Key	0001643838
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IDX Risk-Managed Digital Assets Strategy Fund
Class Name	Institutional Class
Trading Symbol	BTIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Risk-Managed Digital Assets Strategy Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com/btidx/ or (216) 329-4271.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://idxfunds.com/btidx/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$131	2.63%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.63%
Material Change Date	Jul. 31, 2025
Net Assets	$ 16,228,160
Holdings Count | shares	1
Advisory Fees Paid, Amount	$ 22,588
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
(as of June 30, 2025)
Net Assets ($)	$16,228,160
Number of Portfolio Holdings*	1
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($) (net of waivers)	$22,588

*	Does not include derivatives.

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	51.90%
Total	51.90%
Asset Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	51.90%
Total	51.90%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.

Effective July 31, 2025, the Board approved the renaming of IDX Funds (the "Trust") to Trailmark Series Trust. The Fund is a series of the Trust.

Material Fund Change Name [Text Block]	Effective July 31, 2025, the Board approved the renaming of IDX Funds (the "Trust") to Trailmark Series Trust. The Fund is a series of the Trust.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.
Updated Prospectus Phone Number	(216) 329-4271
Updated Prospectus Web Address	https://idxfunds.com/coidx/
IDX Adaptive Opportunities Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IDX Adaptive Opportunities Fund
Class Name	Institutional Class
Trading Symbol	COIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the IDX Adaptive Opportunities Fund, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://idxfunds.com/coidx/
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$97	1.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.93%
Material Change Date	Jan. 01, 2025
Net Assets	$ 20,878,353
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 62,914
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
(as of June 30, 2025)
Net Assets ($)	$20,878,353
Number of Portfolio Holdings*	12
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($) (net of waivers)	$62,914

*	Does not include derivatives, except purchased options.

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Top Ten Holdings
First American Government Obligations Fund, Class X	57.26%
iShares Core MSCI EAFE ETF	2.60%
First Trust Long/Short Equity ETF	2.38%
SPDR S&P Emerging Markets Dividend ETF	2.28%
Simplify Managed Futures Strategy ETF	1.92%
AGF U.S. Market Neutral Anti-Beta Fund	1.91%
Convergence Long/Short Equity ETF	0.56%
Total	68.91%
Asset Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	57.26%
iShares Core MSCI EAFE ETF	2.60%
First Trust Long/Short Equity ETF	2.38%
SPDR S&P Emerging Markets Dividend ETF	2.28%
Simplify Managed Futures Strategy ETF	1.92%
AGF U.S. Market Neutral Anti-Beta Fund	1.91%
Convergence Long/Short Equity ETF	0.56%
Total	68.91%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.

(1) The Fund was renamed from "IDX Commodity Opportunities Fund" to its current name.

(2) Effective April 30, 2025, the Fund amended its principal investment strategy to remove the 80% policy related to investing in commodities, allowing it to invest in more sectors, including the ability to indirectly invest in digital assets.

Effective July 31, 2025, the Board approved the renaming of IDX Funds (the "Trust") to Trailmark Series Trust. The Fund is a series of the Trust.

Material Fund Change Name [Text Block]	(1) The Fund was renamed from "IDX Commodity Opportunities Fund" to its current name.
Material Fund Change Strategies [Text Block]	(2) Effective April 30, 2025, the Fund amended its principal investment strategy to remove the 80% policy related to investing in commodities, allowing it to invest in more sectors, including the ability to indirectly invest in digital assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus dated April 30, 2025, which is available at https://idxfunds.com/coidx/ or upon request at (216) 329-4271.
Updated Prospectus Phone Number	(216) 329-4271
Updated Prospectus Web Address	https://idxfunds.com/coidx/